Deferred Taxation - Major Deferred Tax (Assets) Liabilities Recognized and Movement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 61,450		¥ 69,326
Charge (credit) to profit or loss	1,102	$ 169	(7,876)	¥ (4,395)
Attributable to change in tax rate	(1,382)	(212)
Ending balance	61,170	9,402	61,450	69,326
Unrealized profit in inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(537)		(302)
Charge (credit) to profit or loss	182		(235)
Ending balance	(355)	(54)	(537)	(302)
Undistributed profits of PRC subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	53,355		53,355
Ending balance	53,355	8,201	53,355	53,355
Deferred income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,395)		(1,514)
Charge (credit) to profit or loss	120		119
Ending balance	(1,275)	(196)	(1,395)	(1,514)
Fair value adjustment on trade names [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	4,250		4,250
Ending balance	4,250	653	4,250	4,250
Fair value adjustments on acquisition of Zhengxing Wheel other than trade names [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	19,418		19,980
Charge (credit) to profit or loss	(559)		(562)
Attributable to change in tax rate	(141)
Ending balance	18,718	2,877	19,418	19,980
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(23,286)		(15,708)
Charge (credit) to profit or loss	953		(7,578)
Ending balance	(22,333)	(3,433)	(23,286)	(15,708)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	9,645		9,265
Charge (credit) to profit or loss	406		380
Attributable to change in tax rate	(1,241)
Ending balance	¥ 8,810	$ 1,354	¥ 9,645	¥ 9,265